DEBT - Contractual maturities of the group's long-term debt (Details) ¥ in Millions	Jun. 30, 2023 CNY (¥)
Contractual maturities
Remainder of 2023	¥ 579
2024	4,292
2025	766
2026	47
2027	40
Thereafter	120
Total	¥ 5,844